Assets held for sale and discontinued operations - Narrative (Details) - GBP (£) £ in Billions	Jul. 19, 2023	Mar. 31, 2023	Jan. 31, 2023
GasT TopCo Limited
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Proportion of ownership interest disposed	20.00%
Proportion of ownership interest in associate	20.00%	40.00%	40.00%
GasT TopCo Limited | Consortium
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Proportion of ownership interest in associate			60.00%
UK Gas Transmission
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Proportion of ownership interest disposed			100.00%
Portion of consideration received			£ 4.0
Portion of consideration received consisting of shareholding in acquirer			40.00%